IMPAIRMENT (Details) - Schedule of Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 1,469	£ 604	£ 485
Other changes in credit quality	2,327	798	543
Additions (repayments)	197	(116)	(90)
Methodology and model changes	152	14	(20)
Other items	10	(4)	19
Other items impacting the impairment charge	2,686	692	452
Total impairment	4,155	1,296	937
In respect of:
Other assets	5	5	1
Impairment charge on drawn balances	3,861	1,312	1,024
Loan commitments and financial guarantees	289	(15)	(73)
Financial assets at fair value through other comprehensive income	5	(1)	(14)
Residual value and voluntary impairment charges	41	134	29
Loans and advances to banks
In respect of:
Loans and advances	5	0	1
Loans and advances to customers
In respect of:
Loans and advances	3,850	1,307	1,022
Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	3,856	1,307	1,023
Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	1
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(169)	(17)	(12)
Other changes in credit quality	946	4	(20)
Additions (repayments)	98	94	18
Methodology and model changes	(44)	33	(71)
Other items	0	(4)	(13)
Other items impacting the impairment charge	1,000	127	(86)
Total impairment	831	110	(98)
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	703	139	(65)
Loan commitments and financial guarantees	123	(28)	(19)
Financial assets at fair value through other comprehensive income	5	(1)	(14)
Stage 1 | Loans and advances to banks
In respect of:
Loans and advances	5	0	1
Stage 1 | Loans and advances to customers
In respect of:
Loans and advances	697	139	(66)
Stage 1 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	703	139	(65)
Stage 1 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	1
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	940	89	51
Other changes in credit quality	22	1	(47)
Additions (repayments)	177	(39)	(82)
Methodology and model changes	170	(27)	(21)
Other items	0	0	0
Other items impacting the impairment charge	369	(65)	(150)
Total impairment	1,309	24	(99)
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	1,151	10	(51)
Loan commitments and financial guarantees	158	14	(48)
Financial assets at fair value through other comprehensive income	0	0	0
Stage 2 | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 2 | Loans and advances to customers
In respect of:
Loans and advances	1,151	10	(51)
Stage 2 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	1,151	10	(51)
Stage 2 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	698	532	446
Other changes in credit quality	1,192	899	541
Additions (repayments)	(48)	(84)	43
Methodology and model changes	26	8	72
Other items	10	0	32
Other items impacting the impairment charge	1,180	823	688
Total impairment	1,878	1,355	1,134
In respect of:
Other assets	5	5	1
Impairment charge on drawn balances	1,870	1,356	1,140
Loan commitments and financial guarantees	8	(1)	(6)
Financial assets at fair value through other comprehensive income	0	0	0
Stage 3 | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 3 | Loans and advances to customers
In respect of:
Loans and advances	1,865	1,351	1,139
Stage 3 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	1,865	1,351	1,139
Stage 3 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	167	(106)	69
Additions (repayments)	(30)	(87)	(69)
Methodology and model changes	0	0	0
Other items	0	0	0
Other items impacting the impairment charge	137	(193)	0
Total impairment	137	(193)	0
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	137	(193)	0
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
POCI | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
POCI | Loans and advances to customers
In respect of:
Loans and advances	137	(193)	0
POCI | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	137	£ (193)	£ 0
POCI | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	£ 0